UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment (  ); Amendment Number: ______________

This Amendment (Check only one.):   (  ) is a restatement.
                                    (  ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TIFF Advisory Services, Inc.
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Address:  Four Tower Bridge, 200 Barr Harbor Drive, Suite 100
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          West Conshohocken, PA 19428
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Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christian A. Szautner
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Title: Chief Compliance Officer, TIFF Advisory Services, Inc.
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Phone: 610-684-8017
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Signature, Place, and Date of Signing:

/s/ Christian A. Szautner        West Conshohocken, PA           May 6, 2010
---------------------------      --------------------------      ---------------
(Signature)                      (City, State)                   (Date)

Report Type  (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name

28-05508                   Aronson+Johnson+Ortiz LP

28-04441                   Westport Asset Management, Inc.

28-04097                   Shapiro Capital Management LLC

28-11450                   Mondrian Investment Partners Limited

28-03743                   Marathon Asset Management, LLP

28-04557                   Wellington Management Company, LLP

28-13826                   Brookfield Investment Management Inc.

28-01399                   Southeastern Asset Management, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                            ---

Form 13F Information Table Entry Total:      12
                                            ---

Form 13F Information Table Value Total (in thousands): $38,517
                                                       -------

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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     Item 1:             Item 2:          Item 3:     Item 4:      Item 5:            Item 6:         Item 7:         Item 8:
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                                                                               Investment Discretion  Managers      Voting Auth.
                                                       Market                  ---------------------  --------      ------------
                                                       Value                   (a)      (b)     (c)              (a)    (b)    (c)
                                                        (in       Shares or    Sole   Shared   Shared            Sole  Shared  None
Name Of Issuer        Title of Class      CUSIP      thousands)  Principal Amt.----   Defined  Other             ----  ------  ----
--------------        --------------      -----      ----------  --------------       -------  -----
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
PACIFIC RIM MINING    Common Stock        694915208          6      35,000 SH    X                              35,000
CORP.
------------------------------------------------------------------------------------------------------------------------------------
iSHARES TRUST         MSCI Emerging       464287234      7,371     175,000 SH    X                             175,000
                      Markets Index
------------------------------------------------------------------------------------------------------------------------------------
iSHARES TRUST         Dow Jones US Real   464287739      7,467     150,000 SH    X                             150,000
                      Estate Index
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD              Emerging Markets    922042858      7,382     175,000 SH    X                             175,000
INTERNATIONAL         ETF
EQUITY INDEX FUNDS
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VANGUARD SPECIALIZED  REIT ETF            922908553      4,882     100,000 SH    X                             100,000
FUNDS
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BARCLAYS BANK PLC     iPath Dow Jones -   06738C778        582      14,600 SH            X                                    14,600
                      UBS Commodity
                      Index ETN
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iSHARES TRUST         Dow Jones US Real   464287739        677      13,600 SH            X                                    13,600
                      Estate Index
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iSHARES TRUST         MSCI Emerging       464287234      2,489      59,100 SH            X                                    59,100
                      Markets Index
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iSHARES TRUST         MSCI EAFE Index     464287465      4,070      72,700 SH            X                                    72,700
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iSHARES TRUST         S&P Global Energy   464287341      1,187      33,575 SH            X                                    33,575
                      Sector Index
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iSHARES TRUST         S&P Global          464288695      1,195      18,800 SH            X                                    18,800
                      Materials Sector
                      Index
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SPDR GOLD TRUST       Gold Shares         78463V107      1,209      11,100 SH            X                                    11,100
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